Plan Amendments	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Amendments	Plan Amendments
Effective January 1, 2025, the provisions of the Plan were updated to include in-service distributions for domestic abuse victims, and super catch-up contributions for ages 60 – 63.
Effective January 1, 2025, the Plan was amended to accelerate vesting for non-vested employees who terminated and transferred to HCSC as part of the sale of Cigna’s Medicare Advantage and related businesses on March 18, 2025. As a result, approximately $1.9 million of employer matching contributions became fully vested.